Commitments and Contingencies - Summary of Judicial Deposits Amounts Accrues Interest (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of contingent liabilities [line items]
Long term deposits	$ 32,320	R$ 106,914	R$ 71,817
VAT taxes Brazil (PIS and COFINS) [member]
Disclosure of contingent liabilities [line items]
Long term deposits	28,691	94,909	67,548
PIS and COFINS on financial income [member]
Disclosure of contingent liabilities [line items]
Long term deposits	773	2,558	1,139
Tax on manufactured products [member]
Disclosure of contingent liabilities [line items]
Long term deposits	2,264	7,489	2,192
Tax on manufactured products (IPI) [member]
Disclosure of contingent liabilities [line items]
Long term deposits	$ 592	R$ 1,958	R$ 938